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                     WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
                   WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND


                   Supplement Dated February 29, 2000 to the
                         Prospectus dated July 30, 1999


The following information supplements the disclosure in the Prospectus on Page 12 under the heading "PURCHASING AND ADDING TO YOUR SHARES":

The minimum initial investment in the International Social Index Fund is $2,500.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE